INCOME TAXES - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Federal and state net operating carryforwards	$ 77,463	$ 56,333
Research and development and other credits	13,555	11,072
Capitalized startup costs	15,717	17,032
Compensation-related items	2,257	1,286
Deferred lease liability	872	1,111
Depreciation	1,503
Other deferred tax assets	2,272	2,068
Total gross deferred tax asset	113,639	88,902
Valuation allowance	(111,494)	(87,370)	$ (56,405)
Net deferred tax asset	2,145	1,532
Deferred tax liabilities:
Right-of-use asset	(522)	(664)
Acquired technology	(1,623)	(868)
Total deferred tax liabilities	$ (2,145)	$ (1,532)